SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo High Yield Bond Fund (the “Fund”)

At a meeting held on November 10-12, 2021, the Board of Trustees of the Fund unanimously approved the following changes:

Effective on or about December 13, 2021, Robert Junkin and Margaret D. Patel are removed as portfolio managers for the Fund. All references to Mr. Junkin and Ms. Patel are removed.

Effective on or about December 13, 2021, Chris Lee, CFA and Michael J. Schueller, CFA are added as portfolio managers for the Fund.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Chris Lee, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$1.51B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Lee will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of August 31, 2020, at which time Mr. Lee was not a portfolio manager of the Fund.

Michael J. Schueller, CFA[1]	Registered Investment Companies
	Number of Accounts	14
	Total Assets Managed	$5.70B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$94.02M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	2
	Total Assets Managed	$208.62M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Schueller will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of August 31, 2020, at which time Mr. Schueller was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Chris Lee, CFA[1]	High Yield Bond Fund	$0
Michael J. Schueller, CFA[2]	High Yield Bond Fund	$0
1.	Mr. Lee will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of August 31, 2020, at which time Mr. Lee was not a portfolio manager of the Fund.
2.	Mr. Schueller will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of August 31, 2020, at which time Mr. Schueller was not a portfolio manager of the Fund.

November 15, 2021